Restatement of the Consolidated Financial Statements - Schedule of Error Corrections and Prior Period Adjustments (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Digital currencies	$ 96,710		$ 96,710		$ 217,119	$ 199
Total current assets	197,483		197,483		588,189	95,267
Total Assets	200,871		200,871		589,424	98,071
Accumulated deficit	(114,898,395)		(114,898,395)		(114,516,772)	(69,052,203)
Total stockholders' equity	131,804		131,804		513,427	(45,250,567)	$ (2,789,920)
Total Liabilities and stockholders' equity	200,871		200,871		589,424	98,071
Gross profit					4,320	91,343
Revaluation of digital currencies						(8,665)
Net loss from operations	(235,614)	$ (214,744)	(492,762)	$ (391,009)	(1,569,773)	(1,456,284)
Realized gain on sale of digital currencies	18,926		111,139		299,092
Other income					39,643	49,121
Total other expenses	18,926	806,417	111,139	(34,212,862)	(43,894,796)	(42,808,992)
Net loss	$ (216,688)	$ 591,673	$ (381,623)	$ (34,603,871)	$ (45,464,569)	$ (44,265,276)
Basic and Diluted Loss per Share	$ (0.00)	$ 0.01	$ (0.00)	$ (0.80)	$ (0.37)	$ (4.89)
Basic and Diluted Shares	371,326,525	66,171,066	369,781,431	43,079,285	123,548,858	9,058,785
Change in fair value of digital currencies						$ 8,665
Proceeds from sale of digital currencies			231,548		332,172
Decrease in Digital Currencies						(25,502)
Net cash used in operating activities			(268,296)	$ (947,421)	(1,488,254)	$ (828,459)
Previously Reported [Member]
Digital currencies	$ 139,655		139,655		616,352
Total current assets	240,428		240,428		987,422
Total Assets	243,816		243,816		988,657
Accumulated deficit	(114,855,450)		(114,855,450)		(114,117,539)
Total stockholders' equity	174,749		174,749		912,660
Total Liabilities and stockholders' equity	243,816		243,816		988,657
Gross profit					709,266
Revaluation of digital currencies					704,946
Net loss from operations	(235,616)		(492,762)		(864,827)
Realized gain on sale of digital currencies	(11,265)		51,914
Other income					33,022
Total other expenses	(1,154)		(245,149)		(44,200,509)
Net loss	$ (236,770)		$ (737,911)		$ (45,065,336)
Basic and Diluted Loss per Share	$ (0.00)		$ (0.00)		$ (0.36)
Basic and Diluted Shares	371,326,525		369,781,431		123,548,858
Change in fair value of digital currencies			$ 193,235		$ (704,946)
Proceeds from sale of digital currencies
Decrease in Digital Currencies					338,793
Net cash used in operating activities			(499,844)		(1,488,254)
Restatement Adjustment [Member]
Digital currencies	$ (42,945)		(42,945)		(399,233)
Total current assets	(42,945)		(42,945)		(399,233)
Total Assets	(42,945)		(42,945)		(399,233)
Accumulated deficit	(42,945)		(42,945)		(399,233)
Total stockholders' equity	(42,945)		(42,945)		(399,233)
Total Liabilities and stockholders' equity	(42,945)		(42,945)		(399,233)
Gross profit					(704,946)
Revaluation of digital currencies					(704,946)
Net loss from operations	2				(704,946)
Realized gain on sale of digital currencies	(7,661)		(163,053)		299,092
Other income					6,621
Total other expenses	20,080		356,288		305,713
Net loss	$ 20,082		$ 356,288		$ (399,233)
Basic and Diluted Loss per Share					$ (0.01)
Basic and Diluted Shares
Change in fair value of digital currencies			$ (193,235)		$ 704,946
Proceeds from sale of digital currencies					332,172
Decrease in Digital Currencies					(338,793)
Net cash used in operating activities			$ 231,548